Bank borrowings - Borrowing detail by maturity - (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Borrowings [abstract]
Non-Current Amount	$ 144,388	$ 132,821
Later than one year and not later than two years
Borrowings [abstract]
Non-Current Amount	98,939
Later than four years and not later than five years
Borrowings [abstract]
Non-Current Amount	45,449
Credit facilities
Borrowings [abstract]
Non-Current Amount	45,449	$ 132,821
Credit facilities | Later than four years and not later than five years
Borrowings [abstract]
Non-Current Amount	45,449
Other
Borrowings [abstract]
Non-Current Amount	98,939
Other | Later than one year and not later than two years
Borrowings [abstract]
Non-Current Amount	$ 98,939